Satellites, Property and Other Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Schedule of satellites, property and other equipment
	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2021	$3,443,332	$164,054	$91,738	$35,516	$89,754	$3,824,394
Cumulative effect adjustment(2)	—	—	—	—	(758)	(758)
Additions(3)	—	261	631	10,074	311,822	322,788
Disposals/retirements	(59,500)	(2,812)	(4,949)	(2,760)	—	(70,021)
Transfers from assets under construction	—	5,948	3,913	—	(9,861)	—
Reclassifications(3)	—	4,276	(5,047)	771	(735)	(735)
Impact of foreign exchange	(5,322)	58	(551)	(221)	318	(5,718)
Cost as at December 31, 2021	3,378,510	171,785	85,735	43,380	390,540	4,069,950
Additions	—	56	865	921	54,570	56,412
Disposals/retirements	—	(1,415)	(2,464)	(932)	—	(4,811)
Transfers from assets under construction	—	1,862	1,526	—	(3,388)	—
Impact of foreign exchange	55,463	2,296	558	983	28,513	87,813
Cost as at December 31, 2022	$3,433,973	$174,584	$86,220	$44,352	$470,235	$4,209,364
Accumulated depreciation and impairment as at January 1, 2021	$(2,322,929)	$(118,821)	$(58,659)	$(5,459)	$—	$(2,505,868)
Depreciation	(182,848)	(10,121)	(7,817)	(2,986)	—	(203,772)
Disposals/retirements	59,500	2,627	4,231	1,420	—	67,778
Reclassifications	—	(3,667)	4,438	(771)	—	—
Impact of foreign exchange	910	118	118	454	—	1,600
Accumulated depreciation and impairment as at December 31, 2021	(2,445,367)	(129,864)	(57,689)	(7,342)	—	(2,640,262)
Depreciation	(172,331)	(8,786)	(4,313)	(3,325)	—	(188,755)
Disposals/retirements	—	1,414	2,296	462	—	4,172
Impact of foreign exchange	(18,734)	(945)	(517)	(239)	—	(20,435)
Accumulated depreciation and impairment as at December 31, 2022	$(2,636,432)	$(138,181)	$(60,223)	$(10,444)	$—	$(2,845,280)
Net carrying values
As at December 31, 2021	$933,143	$41,921	$28,046	$36,038	$390,540	$1,429,688
As at December 31, 2022	$797,541	$36,403	$25,997	$33,908	$470,235	$1,364,084

(1)      Right-of-use assets consisted primarily of property leases.

(2)      A cumulative effect adjustment was recorded on January 1, 2021 to asset under construction, as a result of the change in accounting policy associated with SaaS (Note 3).

(3)      The change in accounting policy associated with SaaS also resulted in restatement of the following amounts to assets under construction (Note 3):

Schedule of change in accounting policy associated with SaaS also resulted in restatement
Year ended December 31, 2021
Additions
As reported	$313,909
Change in accounting policy associated with SaaS	(2,087)
Restated	$311,822
Reclassifications
As reported	$(1,493)
Change in accounting policy associated with SaaS	758
Restated	$(735)